Average Annual Total Returns - GUARDIAN CAPITAL DIVIDEND GROWTH FUND			12 Months Ended	60 Months Ended	80 Months Ended
		Feb. 11, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Performance Inception Date		May 01, 2019
MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	13.03%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.45%	11.37%	11.57%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	9.81%	10.30%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.10%	8.96%	9.27%

[1]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees that a mutual fund pays, such as investment management and fund accounting fees, or taxes. Individuals cannot invest directly in a benchmark index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.